Employee Benefits - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) Years	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of defined benefit plans [line items]
Increase (decrease) in employee benefits	€ 214
Increase (decrease) in provision for employee severance indemnities	(71)
Net actuarial gains (losses) recognized	€ 23	€ 8	€ (33)
Inflation rate	1.50%	1.50%
Provision for employee benefits	€ 1,619	€ 1,833	1,385
Weighted average duration of the obligation | Years	11.9
Increase (decrease) in provision for termination benefit incentives	€ (143)
Increase in employee benefits	200	687
Decrease in employee benefits	(414)	(229)
Actuarial assumption of decrease in discount rates [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) recognized	€ 23	€ 8
Changes in discount rates	1.57%	1.30%
Provision for termination benefit [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in provision for employee severance indemnities	€ (63)
Provision for pension plans and other [member]
Disclosure of defined benefit plans [line items]
Provision for employee benefits	22	€ 22	28
Increase in employee benefits	3	(2)
Decrease in employee benefits	(3)	(1)
Provision for termination benefit incentives [member]
Disclosure of defined benefit plans [line items]
Increase in employee benefits	348
Decrease in employee benefits	204
Provision for employee severance indemnities [member]
Disclosure of defined benefit plans [line items]
Provision for employee benefits	887	958	€ 1,009
Increase in employee benefits	(8)
Decrease in employee benefits	€ (63)	€ (51)